Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
12. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Deposits from packaged-tour users	56,793	63,499	9,760
Payable for business acquisition	21,664	26,925	4,138
Accrued liabilities related to customers incentive program	46,594	2,142	329
Accrued professional service fees	25,156	9,878	1,518
Accrued advertising expenses	315,651	74,548	11,458
Deposits received from suppliers	14,781	70,212	10,791
Accrued operating expenses	44,475	54,834	8,428
Advanced payment from banks	11,006	18,748	2,882
Others	53,168	52,904	8,131
Total	589,288	373,690	57,435

Deposits from packaged-tour users represent cash paid to the Group as a deposit for overseas tours, and such amount is refundable upon completion of the tours.

Advanced payment from banks represent cash received by the Group for promotional and marking campaigns. Banks participating in these campaigns would reimburse the Group for tours sold to their credit card holders at a specified discount. Such advanced payment is recognized as revenues when revenues from the related tour are recognized.